Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Vessel $ / yr	Dec. 31, 2018 USD ($) Unit $ / yr	Dec. 31, 2017 USD ($) $ / yr
Related Party Transaction [Line Items]
Time charter and voyage expenses - related party	$ 1,845	$ 222	$ 0
Due to related parties	109	3,317
Due from related parties	3,860	817
CMA CGM [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 2,968	$ 817
CMA CGM [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Voting interest	11.20%	15.55%
CMA CGM [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Voting interest		44.40%
CMA Ships [Member]
Related Party Transaction [Line Items]
Number of vessels under technical management | Unit		7
Annual ship management fee per vessel | $ / yr	123	123	0
Management fees	$ 720	$ 967	$ 1,599
Due to related parties	0	1,829
Due from related parties	37
Technomar [Member]
Related Party Transaction [Line Items]
Management fees	9,159	722	0
Due to related parties	0	1,362
Due from related parties	$ 855
Conchart [Member]
Related Party Transaction [Line Items]
Number of vessels under technical management | Vessel	7
Time charter and voyage expenses - related party	$ 1,845	222	$ 0
Due to related parties	$ 109	$ 113
Conchart [Member] | Poseidon Transaction [Member]
Related Party Transaction [Line Items]
Number of vessels under technical management	19